16. TRANSACTIONS WITH RELATED PARTIES	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Note 16. TRANSACTIONS WITH RELATED PARTIES	16. TRANSACTIONS WITH RELATED PARTIES The Company did not enter into any transactions with related parties during the six months ended June 30, 2013.